CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position
Common Stock, par value
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	20,035,000	17,535,000	17,435,000
Common Stock, shares outstanding	20,035,000	17,535,000	17,435,000